Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000256040 [Member]
Account Value [Line Items]
Accumulated Value	$ 26,568	$ 22,527	$ 18,410	$ 16,294	$ 19,081	$ 12,444	$ 12,546	$ 11,921	$ 11,034	$ 9,334	$ 10,000
Russell 1000 Value Benchmark Index ($24,083) [Member]
Account Value [Line Items]
Accumulated Value	24,083	21,181	18,735	16,797	18,026	12,546	13,762	12,688	11,884	10,286	10,000
S&P 500 Index ($35,936) [Member]
Account Value [Line Items]
Accumulated Value	$ 35,936	$ 31,204	$ 25,053	$ 20,948	$ 23,436	$ 16,645	$ 15,483	$ 14,023	$ 12,260	$ 10,399	$ 10,000